Goodwill (Details Textual) - INR (₨) ₨ in Millions		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2023
Disclosure of reconciliation of changes in goodwill [line items]
Impairment loss	[1]	₨ 16,948	₨ 16,948
Consumer Healthcare Business [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Constant long-term growth rate		1.50%
Other Cash generating units [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Constant long-term growth rate		0.00%
Global Generics-Complex Injectables [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Impairment loss		₨ 16,948
Impairment loss recorded in goodwill pertaining to a subsidiary till date		₨ 16,003		₨ 272
Before tax [Member] | Consumer Healthcare Business [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections		12.53%
Before tax [Member] | Branded Formulations [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections		14.05%
Before tax [Member] | Complex Injectables and North America Operations [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections		9.34%
After tax [Member] | Consumer Healthcare Business [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections		10.59%
After tax [Member] | Active Pharmaceutical Operations [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections		10.51%
After tax [Member] | Complex Injectables and North America Operations [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections		8.12%

[1]	The impairment loss of Rs.16,948 includes the following: · Rs.16,003 pertaining to the Company’s German subsidiary, betapharm Arzneimittel GmbH, which is part of the Company’s Global Generics segment. This impairment loss was recorded for the years ended March 31, 2009 and 2010; and · Rs.272 pertaining to the Company’s Nimbus Heath business, which is part of the Company’s Global Generics segment. This impairment loss was recorded for the year ended March 31, 2023.